Net Unrealized Investment Gains and Losses in Accumulated other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Unrealized Gains Losses on Investment Securities
Schedule of Investments [Line Items]
Balance	$ 253,369	$ (85,550)	$ (327,781)
Net investment gains and losses on investments arising during the period	(560,739)	332,918	160,311
Reclassification adjustment for gains and losses included in net income	5,268	(6,001)	(81,920)
Balance	(312,638)	253,369	(85,550)
Value of Business Acquired
Schedule of Investments [Line Items]
Balance	(16,017)	5,826	36,774
Impact of net unrealized investment gains and losses on VOBA	45,560	(21,843)	(30,948)
Balance	29,543	(16,017)	5,826
Future Policy Benefits and Policyholders' Account Balances
Schedule of Investments [Line Items]
Balance	(133,174)	23,982	52,906
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	251,235	(157,156)	(28,924)
Balance	118,061	(133,174)	23,982
Deferred Income Tax (Liability) Asset
Schedule of Investments [Line Items]
Balance	(31,362)	19,574	83,402
Net investment gains and losses on investments arising during the period	117,756	(111,486)	(56,111)
Reclassification adjustment for gains and losses included in net income	(1,106)	2,100	28,672
Establishement of valuation allowance related to deferred income tax assets	(65,654)
Impact of net unrealized investment gains and losses on VOBA	(9,568)	7,645	10,832
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	(52,760)	55,005	10,123
Implementation of accounting standard related to the reclassification of certain tax effects	9,558
Balance	(30,924)	(31,362)	19,574
Accumulated Net Unrealized Investment Gain (Loss)
Schedule of Investments [Line Items]
Balance	72,816	(36,168)	(154,699)
Net investment gains and losses on investments arising during the period	(442,983)	221,432	104,200
Reclassification adjustment for gains and losses included in net income	4,162	(3,901)	(53,248)
Establishement of valuation allowance related to deferred income tax assets	(65,654)
Impact of net unrealized investment gains and losses on VOBA	35,992	(14,198)	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders' account balances	198,475	(102,151)	(18,801)
Implementation of accounting standard related to the reclassification of certain tax effects	9,558
Balance	$ (195,958)	$ 72,816	$ (36,168)